Condensed Statements of Operations (Unaudited) (Parentheticals) - shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Aggregate of shares subject to redemption	34,500,000	34,500,000	34,500,000	34,500,000